Related party transactions and balances (Details) ¥ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	Jan. 21, 2016 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Dec. 31, 2017	May 31, 2015 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Allowance for current expected credit losses									¥ 1,092		¥ 8,377
Provision for Doubtful Accounts									17,829	$ 2,798	829,652		¥ 185,130
Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	90,909,091	90,909,091
Proceeds from the private placement	¥ 3,279,000	$ 500,000
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			65,625,000	65,625,000
Cash consideration of ordinary shares issued			¥ 1,528,200	$ 250,000
Ctrip [Member]
Related Party Transaction [Line Items]
Revenues									145,500	22,800	16,900		65,700
Ctrip [Member] | Class A ordinary shares [Member] | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																5,000,000
Ctrip [Member] | Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares								3,750,000								3,731,034
Proceeds from the private placement | $								$ 20,000								$ 15,000
JD [Member]
Related Party Transaction [Line Items]
Purchases of travelling products											25		49,399
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets			¥ 660,200
HNA Tourism [Member]
Related Party Transaction [Line Items]
Payments to acquire air ticket									¥ 112,800	$ 17,700	164,400		443,100
HNA Tourism [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction | $		$ 100,000
HNA Tourism [Member] | Loan Financing [Member]
Related Party Transaction [Line Items]
Carrying value											0
Affiliate of HNA | Notes Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														¥ 40,000	$ 6,100
Interest rate (as a percent)														8.50%	8.50%
Financing term					1 year	1 year	1 year
Allowance provision													1,900
Carrying value													44,800
Allowance for current expected credit losses | $												$ 44,800
Affiliate of HNA | Loan Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					¥ 500,000	$ 76,600
Average interest rate (as a percent)					14.00%	14.00%
Service fee rate (as a percent)					6.00%	6.00%
Allowance provision													¥ 21,300
Carrying value | $																		$ 512,800
Allowance for current expected credit losses											¥ 512,800
Hainan Airlines Holding Co., Ltd [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares									531,591	531,591
Cash consideration of ordinary shares issued									¥ 1,000	$ 160
Cash									300								$ 50
Provision for Doubtful Accounts									¥ 1,300	$ 200